Principal Accounting Policies - Receivables, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Principal Accounting Policies
Balance at the beginning of year	¥ 689,428	¥ 448,562	¥ 403,360
Provisions	367,410	256,039	61,146
Write-offs	(24,966)	(15,173)	(15,944)
Balance at the end of year	¥ 1,031,872	¥ 689,428	¥ 448,562